MFS VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of MFS Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the MFS Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Growth Fund: Class A (MEG)

MFS(R) Corporate Bond Fund: Class A (MFB)

MFS High Income Fund: Class A (MFH)

MFS(R) Research Fund: Class A (MFR)

Massachusetts Investors Growth Stock Fund: Class A (MIG)

Massachusetts Investors Trust Fund: Class A (MIT)

MFS U.S. Government Money Market Fund (MMM)

MFS Income Fund - Class A (MSI) (1)

MFS(R) Total Return Fund: Class A (MTR)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

2

MFS VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MEG	28,742	$1,907,289	$4,327,406	$-	$4,327,406	$117	$4,327,289	$4,327,289	$-	$4,327,289
MFB	275,168	3,843,616	4,339,404	-	4,339,404	1	4,339,403	4,339,403	-	4,339,403
MFH	970,809	3,272,738	3,349,290	-	3,349,290	463	3,348,827	3,321,970	26,857	3,348,827
MFR	153,632	5,625,209	7,856,743	498	7,857,241	-	7,857,241	7,752,291	104,950	7,857,241
MIG	1,037,408	25,460,002	38,902,797	4,130	38,906,927	-	38,906,927	38,604,591	302,336	38,906,927
MIT	223,471	6,228,321	8,000,279	-	8,000,279	1,907	7,998,372	7,984,816	13,556	7,998,372
MMM	2,513,516	2,513,516	2,513,516	-	2,513,516	296	2,513,220	2,513,220	-	2,513,220
MSI	181,765	1,212,205	1,310,527	179	1,310,706	-	1,310,706	1,307,125	3,581	1,310,706
MTR	499,837	8,765,603	10,221,674	591	10,222,265	-	10,222,265	10,126,057	96,208	10,222,265
SAM	696,253	696,253	696,253	2,381	698,634	-	698,634	698,634	-	698,634

Total (unaudited)			$81,517,889	$7,779	$81,525,668	$2,784	$81,522,884	$80,975,396	$547,488	$81,522,884

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	MEG	MFB	MFH	MFR	MIG	MIT	MMM
Reinvested dividends	$654,304	-	114,230	154,501	41,017	55,246	57,309	4,300
Mortality and expense risk charges (note 2)	(989,461)	(50,473)	(56,689)	(43,871)	(95,073)	(456,402)	(95,489)	(32,793)

Net investment income (loss)	(335,157)	(50,473)	57,541	110,630	(54,056)	(401,156)	(38,180)	(28,493)

Realized gain (loss) on investments	6,049,332	573,576	85,579	(36,073)	680,193	3,699,811	380,659	-
Change in unrealized gain (loss) on investments	1,406,443	329,500	217,807	18,651	81,084	891,543	276,252	-

Net gain (loss) on investments	7,455,775	903,076	303,386	(17,422)	761,277	4,591,354	656,911	-

Reinvested capital gains	3,965,876	160,310	39,346	-	343,459	2,640,219	283,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,086,494	1,012,913	400,273	93,208	1,050,680	6,830,417	901,740	(28,493)

Investment Activity:	MSI	MTR	SAM
Reinvested dividends	$35,780	190,787	1,134
Mortality and expense risk charges (note 2)	(17,251)	(131,487)	(9,933)

Net investment income (loss)	18,529	59,300	(8,799)

Realized gain (loss) on investments	14,333	651,254	-
Change in unrealized gain (loss) on investments	69,365	(477,759)	-

Net gain (loss) on investments	83,698	173,495	-

Reinvested capital gains	2,291	497,242	-

Net increase (decrease) in contract owners’ equity resulting from operations	$104,518	730,037	(8,799)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		MEG		MFB		MFH
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(335,157)	(189,827)	(50,473)	(49,181)	57,541	77,331	110,630	123,218
Realized gain (loss) on investments	6,049,332	5,268,900	573,576	307,032	85,579	46,527	(36,073)	(14,272)
Change in unrealized gain (loss) on investments	1,406,443	10,563,172	329,500	776,141	217,807	389,578	18,651	321,878
Reinvested capital gains	3,965,876	3,409,560	160,310	67,990	39,346	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,086,494	19,051,805	1,012,913	1,101,982	400,273	513,436	93,208	430,824

Equity transactions:
Purchase payments received from contract owners (note 4)	4,825,200	2,804,324	38,705	128,232	235,484	163,144	118,305	58,514
Transfers between funds	-	-	(5,029)	4,674	-	-	325	(11)
Redemptions (notes 2, 3, and 4)	(13,825,206)	(12,737,079)	(785,905)	(365,944)	(606,537)	(449,873)	(452,005)	(277,279)
Adjustments to maintain reserves	(7,709)	(384)	(75)	(27)	78	(415)	414	(140)

Net equity transactions	(9,007,715)	(9,933,139)	(752,304)	(233,065)	(370,975)	(287,144)	(332,961)	(218,916)

Net change in contract owners’ equity	2,078,779	9,118,666	260,609	868,917	29,298	226,292	(239,753)	211,908
Contract owners’ equity at beginning of period	79,444,105	70,325,439	4,066,680	3,197,763	4,310,105	4,083,813	3,588,580	3,376,672

Contract owners’ equity at end of period	$81,522,884	79,444,105	4,327,289	4,066,680	4,339,403	4,310,105	3,348,827	3,588,580

CHANGE IN UNITS:
Beginning units	367,990	408,025	27,373	29,248	35,700	38,070	23,948	25,350
Units purchased	93,234	50,083	219	891	1,904	1,365	796	409
Units redeemed	(108,214)	(90,118)	(5,062)	(2,766)	(4,794)	(3,735)	(3,055)	(1,811)

Ending units	353,010	367,990	22,530	27,373	32,810	35,700	21,689	23,948

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MFR		MIG		MIT		MMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(54,056)	(39,770)	(401,156)	(361,641)	(38,180)	(49,441)	(28,493)	6,597
Realized gain (loss) on investments	680,193	352,704	3,699,811	3,329,443	380,659	501,926	-	-
Change in unrealized gain (loss) on investments	81,084	1,448,836	891,543	5,566,307	276,252	981,132	-	-
Reinvested capital gains	343,459	218,639	2,640,219	2,459,421	283,009	516,976	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,050,680	1,980,409	6,830,417	10,993,530	901,740	1,950,593	(28,493)	6,597

Equity transactions:
Purchase payments received from contract owners (note 4)	156,212	114,156	1,518,488	698,306	40,115	65,907	1,165,283	321,935
Transfers between funds	4,257	4,674	4,077	(2,792)	-	(4,691)	-	-
Redemptions (notes 2, 3, and 4)	(1,119,790)	(914,559)	(5,915,040)	(5,893,624)	(812,498)	(1,005,053)	(888,462)	(528,834)
Adjustments to maintain reserves	(302)	755	3,040	(1,790)	(2,073)	1,177	(306)	79

Net equity transactions	(959,623)	(794,974)	(4,389,435)	(5,199,900)	(774,456)	(942,660)	276,515	(206,820)

Net change in contract owners’ equity	91,057	1,185,435	2,440,982	5,793,630	127,284	1,007,933	248,022	(200,223)
Contract owners’ equity at beginning of period	7,766,184	6,580,749	36,465,945	30,672,315	7,871,088	6,863,155	2,265,198	2,465,421

Contract owners’ equity at end of period	$7,857,241	7,766,184	38,906,927	36,465,945	7,998,372	7,871,088	2,513,220	2,265,198

CHANGE IN UNITS:
Beginning units	16,014	17,787	63,029	73,195	19,198	21,720	65,353	71,326
Units purchased	345	227	2,929	1,445	89	163	33,803	9,297
Units redeemed	(2,287)	(2,000)	(10,282)	(11,611)	(1,958)	(2,685)	(25,817)	(15,270)

Ending units	14,072	16,014	55,676	63,029	17,329	19,198	73,339	65,353

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSI		MTR		SAM
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18,529	21,593	59,300	79,297	(8,799)	2,170
Realized gain (loss) on investments	14,333	15,498	651,254	730,042	-	-
Change in unrealized gain (loss) on investments	69,365	72,636	(477,759)	1,006,664	-	-
Reinvested capital gains	2,291	-	497,242	146,534	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	104,518	109,727	730,037	1,962,537	(8,799)	2,170

Equity transactions:
Purchase payments received from contract owners (note 4)	28,852	140,346	170,742	366,255	1,353,014	747,529
Transfers between funds	-	-	(3,630)	(1,854)	-	-
Redemptions (notes 2, 3, and 4)	(136,466)	(80,745)	(2,007,570)	(2,208,994)	(1,100,933)	(1,012,174)
Adjustments to maintain reserves	114	(17)	(19)	22	(8,580)	(28)

Net equity transactions	(107,500)	59,584	(1,840,477)	(1,844,571)	243,501	(264,673)

Net change in contract owners’ equity	(2,982)	169,311	(1,110,440)	117,966	234,702	(262,503)
Contract owners’ equity at beginning of period	1,313,688	1,144,377	11,332,705	11,214,739	463,932	726,435

Contract owners’ equity at end of period	$1,310,706	1,313,688	10,222,265	11,332,705	698,634	463,932

CHANGE IN UNITS:
Beginning units	61,914	59,240	37,815	44,340	17,646	27,749
Units purchased	1,332	6,594	597	1,265	51,220	28,427
Units redeemed	(6,058)	(3,920)	(6,889)	(7,790)	(42,012)	(38,530)

Ending units	57,188	61,914	31,523	37,815	26,854	17,646

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The MFS Variable Account (the Separate Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Growth Fund: Class A (MEG)

MFS(R) Corporate Bond Fund: Class A (MFB)

MFS High Income Fund: Class A (MFH)

MFS(R) Research Fund: Class A (MFR)

Massachusetts Investors Growth Stock Fund: Class A (MIG)

Massachusetts Investors Trust Fund: Class A (MIT)

MFS U.S. Government Money Market Fund (MMM)

MFS Income Fund - Class A (MSI)

MFS(R) Total Return Fund: Class A (MTR)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
MSI	MFS Income Fund - Class A	MFS(R) Strategic Income Fund: Class A	7/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.00% to 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.00% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Issue Charge - assessed through a redemption of units	Up to $15 assessed against initial purchase payment
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 5.00%
Sales Charge - assessed on the amount of purchase payments made to the contract	7.75%
Maximum Contingent Deferred Sales Charge Period	8 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $413,843 and $548,701, respectively, and total transfers from the Separate Account to the fixed account were $1,408,390 and $1,058,138, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$81,517,889	$-	$-	$81,517,889

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
MEG	$187,774	$830,178
MFB	376,940	651,105
MFH	268,410	490,219
MFR	534,503	1,204,387
MIG	4,079,143	6,232,525
MIT	376,221	903,776
MMM	1,157,242	908,916
MSI	66,519	153,314
MTR	851,981	2,135,906
SAM	1,093,168	860,876

	$8,991,901	$14,371,202

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Growth Fund: Class A (MEG)
Tax qualified spectrum
2020	1.30%	22,523	$192.08	$4,326,137	0.00%	29.59%
2019	1.30%	27,366	148.22	4,056,116	0.00%	35.57%
2018	1.30%	29,242	109.33	3,197,107	0.00%	1.00%
2017	1.30%	32,340	108.25	3,500,709	0.00%	28.85%
2016	1.30%	34,840	84.01	2,926,913	0.00%	0.89%
Non-tax qualified spectrum (81-225)
2020	1.30%	6	$192.08	$1,152	0.00%	29.59%
2019	1.30%	6	148.22	889	0.00%	35.57%
2018	1.30%	6	109.33	656	0.00%	1.00%
2017	1.30%	6	108.25	649	0.00%	28.85%
2016	1.30%	7	84.01	588	0.00%	0.89%
MFS(R) Corporate Bond Fund: Class A (MFB)
Tax qualified spectrum
2020	1.30%	20,357	$132.29	$2,693,068	2.64%	9.55%
2019	1.30%	21,614	120.76	2,610,171	3.11%	12.92%
2018	1.30%	23,027	106.94	2,462,568	3.08%	-4.46%
2017	1.30%	26,200	111.94	2,932,753	3.09%	4.68%
2016	1.30%	29,310	106.93	3,134,087	3.22%	4.44%
Non-tax qualified spectrum
2020	1.30%	11,973	$132.18	$1,582,639	2.64%	9.55%
2019	1.30%	13,545	120.66	1,634,399	3.11%	12.92%
2018	1.30%	14,501	106.86	1,549,508	3.08%	-4.46%
2017	1.30%	17,044	111.85	1,906,298	3.09%	4.68%
2016	1.30%	20,074	106.84	2,144,738	3.22%	4.44%
Non-tax qualified spectrum (81-225)
2020	1.30%	480	$132.70	$63,696	2.64%	9.55%
2019	1.30%	541	121.14	65,535	3.11%	12.92%
2018	1.30%	542	107.27	58,142	3.08%	-4.46%
2017	1.30%	542	112.28	60,857	3.09%	4.68%
2016	1.30%	676	107.26	72,507	3.22%	4.44%
MFS High Income Fund: Class A (MFH)
Tax qualified spectrum
2020	1.30%	11,193	$154.08	$1,724,613	4.62%	3.07%
2019	1.30%	13,092	149.50	1,957,210	4.77%	12.94%
2018	1.30%	14,040	132.36	1,858,373	4.81%	-4.56%
2017	1.30%	15,707	138.69	2,178,417	4.76%	4.75%
2016	1.30%	18,544	132.40	2,455,219	5.56%	11.91%
Non-tax qualified spectrum
2020	1.30%	8,563	$151.74	$1,299,367	4.62%	3.07%
2019	1.30%	8,922	147.23	1,313,573	4.77%	12.94%
2018	1.30%	9,375	130.35	1,222,075	4.81%	-4.56%
2017	1.30%	9,780	136.59	1,335,818	4.76%	4.75%
2016	1.30%	11,631	130.39	1,516,577	5.56%	11.91%
Non-tax qualified spectrum (81-225)
2020	1.30%	1,934	$154.08	$297,990	4.62%	3.07%
2019	1.30%	1,934	149.50	289,126	4.77%	12.94%
2018	1.30%	1,935	132.36	256,122	4.81%	-4.56%
2017	1.30%	1,935	138.69	268,367	4.76%	4.75%
2016	1.30%	1,970	132.40	260,827	5.56%	11.91%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Research Fund: Class A (MFR)
Tax qualified spectrum
2020	1.30%	8,392	$579.95	$4,866,905	0.57%	15.11%
2019	1.30%	10,017	503.84	5,046,653	0.78%	31.37%
2018	1.30%	11,620	383.52	4,456,454	0.61%	-5.73%
2017	1.30%	12,645	406.85	5,144,566	1.03%	21.75%
2016	1.30%	14,869	334.16	4,968,630	0.91%	7.32%
Non-tax qualified spectrum
2020	1.30%	5,573	$506.74	$2,824,056	0.57%	15.11%
2019	1.30%	5,891	440.21	2,593,293	0.78%	31.37%
2018	1.30%	6,060	335.10	2,030,733	0.61%	-5.73%
2017	1.30%	6,617	355.49	2,352,274	1.03%	21.75%
2016	1.30%	6,960	291.98	2,032,174	0.91%	7.32%
Non-tax qualified spectrum (81-225)
2020	1.30%	107	$573.18	$61,330	0.57%	15.11%
2019	1.30%	107	497.96	53,278	0.78%	31.37%
2018	1.30%	107	379.04	40,557	0.61%	-5.73%
2017	1.30%	107	402.10	43,024	1.03%	21.75%
2016	1.30%	107	330.26	35,338	0.91%	7.32%
Massachusetts Investors Growth Stock Fund: Class A (MIG)
Non-tax qualified
2020	1.00%	101	$100.92	$74,111	0.16%	21.21%
2019	1.00%	138	605.37	83,542	0.27%	38.51%
2018	1.00%	159	437.07	69,494	0.88%	-0.24%
2017	1.00%	176	438.12	77,108	0.88%	27.41%
2016	1.00%	158	343.87	54,331	0.73%	5.10%
Tax qualified spectrum
2020	1.30%	39,558	$721.99	$28,560,610	0.16%	20.84%
2019	1.30%	45,088	597.47	26,938,559	0.27%	38.09%
2018	1.30%	52,276	432.67	22,618,168	0.88%	-0.54%
2017	1.30%	58,073	435.03	25,263,646	0.88%	27.02%
2016	1.30%	67,672	342.48	23,176,470	0.73%	4.79%
Non-tax qualified spectrum
2020	1.30%	13,148	$612.65	$8,055,096	0.16%	20.84%
2019	1.30%	14,641	506.98	7,422,702	0.27%	38.09%
2018	1.30%	17,250	367.14	6,333,184	0.88%	-0.54%
2017	1.30%	18,068	369.15	6,669,753	0.88%	27.02%
2016	1.30%	19,077	290.61	5,544,039	0.73%	4.79%
Non-tax qualified spectrum (81-225)
2020	1.30%	2,869	$667.40	$1,914,774	0.16%	20.84%
2019	1.30%	3,162	552.29	1,746,341	0.27%	38.09%
2018	1.30%	3,510	399.95	1,403,835	0.88%	-0.54%
2017	1.30%	3,525	402.14	1,417,538	0.88%	27.02%
2016	1.30%	3,543	316.59	1,121,665	0.73%	4.79%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Massachusetts Investors Trust Fund: Class A (MIT)
Tax qualified spectrum
2020	1.30%	10,853	$479.05	$5,199,083	0.79%	12.64%
2019	1.30%	12,081	425.30	5,138,109	0.65%	30.20%
2018	1.30%	14,155	326.66	4,623,870	0.85%	-6.55%
2017	1.30%	16,680	349.55	5,830,440	0.97%	21.96%
2016	1.30%	17,413	286.60	4,990,520	0.88%	7.36%
Non-tax qualified spectrum
2020	1.30%	6,376	$429.82	$2,740,526	0.79%	12.64%
2019	1.30%	7,017	381.60	2,677,692	0.65%	30.20%
2018	1.30%	7,465	293.09	2,187,935	0.85%	-6.55%
2017	1.30%	8,387	313.63	2,630,393	0.97%	21.96%
2016	1.30%	9,378	257.15	2,411,522	0.88%	7.36%
Non-tax qualified spectrum (81-225)
2020	1.30%	99	$456.64	$45,207	0.79%	12.64%
2019	1.30%	100	405.41	40,541	0.65%	30.20%
2018	1.30%	100	311.38	31,138	0.85%	-6.55%
2017	1.30%	109	333.20	36,319	0.97%	21.96%
2016	1.30%	109	273.19	29,778	0.88%	7.36%
MFS U.S. Government Money Market Fund (MMM)
Non-tax qualified
2020	1.00%	91	$90.98	$3,931	0.17%	-1.11%
2019	1.00%	91	43.55	3,963	1.59%	0.57%
2018	1.00%	91	43.30	3,940	1.18%	0.18%
2017	1.00%	91	43.22	3,933	0.24%	-0.75%
2016	1.00%	91	43.55	3,963	0.07%	-0.92%
Tax qualified spectrum
2020	1.30%	52,676	$34.25	$1,804,193	0.17%	-1.11%
2019	1.30%	42,090	34.64	1,457,792	1.59%	0.27%
2018	1.30%	49,066	34.54	1,694,838	1.18%	-0.12%
2017	1.30%	54,084	34.58	1,870,441	0.24%	-1.05%
2016	1.30%	64,335	34.95	2,248,606	0.07%	-1.22%
Non-tax qualified spectrum
2020	1.30%	18,183	$34.27	$623,214	0.17%	-1.11%
2019	1.30%	20,778	34.66	720,148	1.59%	0.27%
2018	1.30%	19,493	34.57	673,795	1.18%	-0.12%
2017	1.30%	30,036	34.61	1,039,486	0.24%	-1.05%
2016	1.30%	35,239	34.98	1,232,512	0.07%	-1.22%
Non-tax qualified spectrum (81-225)
2020	1.30%	2,389	$34.27	$81,882	0.17%	-1.11%
2019	1.30%	2,394	34.66	82,974	1.59%	0.27%
2018	1.30%	2,676	34.57	92,499	1.18%	-0.12%
2017	1.30%	2,729	34.61	94,445	0.24%	-1.05%
2016	1.30%	2,737	34.98	95,729	0.07%	-1.22%
MFS Income Fund - Class A (MSI)
Tax qualified spectrum
2020	1.30%	39,846	$22.86	$910,745	2.72%	8.03%
2019	1.30%	40,143	21.16	849,368	3.07%	9.89%
2018	1.30%	35,982	19.26	692,837	3.00%	-3.66%
2017	1.30%	36,676	19.99	733,037	3.22%	4.31%
2016	1.30%	39,357	19.16	754,097	3.63%	6.44%
Non-tax qualified spectrum
2020	1.30%	17,342	$22.86	$396,380	2.72%	8.03%
2019	1.30%	17,028	21.16	360,294	3.07%	9.89%
2018	1.30%	23,258	19.26	447,835	3.00%	-3.66%
2017	1.30%	22,639	19.99	452,482	3.22%	4.31%
2016	1.30%	12,169	19.16	233,163	3.63%	6.44%
Non-tax qualified spectrum (81-225)
2019	1.30%	4,742	21.16	100,344	3.07%	9.89%
2017	1.30%	4,897	19.99	97,867	3.22%	4.31%
2016	1.30%	4,898	19.16	93,848	3.63%	6.44%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Total Return Fund: Class A (MTR)
Tax qualified spectrum
2020	1.30%	15,818	$326.40	$5,163,062	1.90%	8.28%
2019	1.30%	20,102	301.44	6,059,567	2.00%	18.64%
2018	1.30%	24,840	254.08	6,311,441	2.06%	-7.01%
2017	1.30%	27,592	273.25	7,539,505	1.95%	10.71%
2016	1.30%	31,745	246.82	7,835,191	2.18%	7.46%
Non-tax qualified spectrum
2020	1.30%	15,564	$315.95	$4,917,420	1.90%	8.28%
2019	1.30%	17,573	291.78	5,127,534	2.00%	18.64%
2018	1.30%	19,359	245.94	4,761,241	2.06%	-7.01%
2017	1.30%	20,115	264.50	5,320,347	1.95%	10.71%
2016	1.30%	21,287	238.91	5,085,679	2.18%	7.46%
Non-tax qualified spectrum (81-225)
2020	1.30%	141	$323.23	$45,575	1.90%	8.28%
2019	1.30%	141	298.51	42,090	2.00%	18.64%
2018	1.30%	141	251.61	35,477	2.06%	-7.01%
2017	1.30%	141	270.59	38,153	1.95%	10.71%
2016	1.30%	142	244.42	34,707	2.18%	7.46%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Tax qualified spectrum
2020	1.30%	24,965	$26.01	$649,436	0.20%	-1.06%
2019	1.30%	17,596	26.29	462,643	1.80%	0.46%
2018	1.30%	17,565	26.17	459,721	1.39%	0.07%
2017	1.30%	18,377	26.16	480,659	0.49%	-0.88%
2016	1.30%	4,281	26.39	112,966	0.01%	-1.29%
Non-tax qualified spectrum
2020	1.30%	1,890	$26.03	$49,198	0.20%	-1.06%
2019	1.30%	49	26.31	1,289	1.80%	0.46%
2018	1.30%	10,184	26.19	266,714	1.39%	0.07%
2017	1.30%	9,594	26.17	251,098	0.49%	-0.88%
2016	1.30%	847	26.40	22,365	0.01%	-1.29%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.